Consolidated Condensed Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income after tax available to common shareholders	$ (1,720,097)	$ (184,121)
Adjustment to reconcile net income to net cash used in operating activities:
Deferred Tax expenses	(183,637)	383,866
Current Tax expenses	734,243	382,307
Depreciation and Amortization of intangible assets	5,623,417	6,015,398
Loss on deconsolidation of DDC/GHSI		225,098
Fair value gain on warrant liability
Write back	(360,842)	(265,411)
Finance costs	164,583	220,376
Change in operating assets and liabilities:
Trade receivable		(8,500)
Other receivable	(7,214,286)	(8,565,153)
Other assets	33,916	(475,098)
Trade payable	(5,577)	113,284
Other financial liabilities	(570,417)	(5,000)
Other current liabilities	(1,219,181)	1,428,404
Security Deposits
Tax (paid)/refund(net)
Net cash used in operating activities	(2,279,516)	(734,550)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(5,064,593)	(160,000)
Interest received
Placement of fixed deposits above three months
Net cash used in investing activities	(5,064,593)	(160,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from compulsory convertible debentures		947,802
Repayment of short term borrowings – Promissory notes net	(1,000,000)
Proceeds from short term borrowings – Director	317
Proceeds from issue of equity shares net of expenses	12,468,011
Interest, commission and other charges paid	(112,581)	(54,625)
Net cash provided by (used in) financing activities	11,355,747	893,177
Net increase (decrease) in cash and cash equivalents	4,011,638	(1,373)
CASH AND CASH EQUIVALENTS – beginning of period	8,758	6,604
Effects of exchange rate changes on cash and cash equivalents	(8,225)	(1)
CASH AND CASH EQUIVALENTS – end of period	$ 4,012,171	$ 5,230